Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives Of Intangible Assets	All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives, which are as follows:

Computer software, systems and technology	1 – 5 years

Brand	10 years

Customer relationship	5 years
Residual values are considered nil.

Summary of Contract Liabilities	summary of contract liabilities is as follows

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
Contract liabilities	80,405	85,481	12,762